Offerings - Offering: 1	Jul. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common, par value $0.00001 per share
Amount Registered | shares	1,555,000,000
Proposed Maximum Offering Price per Unit	0.007
Maximum Aggregate Offering Price	$ 10,885,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,503.22
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").